Consolidated Statements of Cash Flows (Unaudited) € in Thousands	6 Months Ended
	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 EUR (€)	Jun. 30, 2015 USD ($)
Cash flows from operating activities:
Net income (loss)	€ (3,859)		€ 1,953
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	481		356
Change in warrants fair value	2,907		(1,319)
Other Non-cash compensation	100		27
Change in allowances for doubtful accounts & slow-moving inventories	(7)		105
Change in long-term provisions	(51)		12
Net capital loss on disposals of assets	213		39
Deferred tax expense/(benefit)	49		22
Operating cash flow	1,737		(71)
Increase/Decrease in operating assets and liabilities:
Decrease/(Increase) in trade accounts and notes and other receivables	2,187		(818)
Decrease/(Increase) in inventories	(1,728)		(134)
Decrease/(Increase) in other assets	(240)		8
(Decrease)/Increase in trade accounts and notes payable	173		(587)
(Decrease)/Increase in accrued expenses, other current liabilities	(674)		766
Net increase/decrease in operating assets and liabilities	(282)		(764)
Net cash generated by (used in) operating activities	1,454		(836)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(669)		(101)
Net proceeds from sale of leased back assets
Acquisitions of property and equipment	(209)		(207)
Acquisitions of intangible assets	(24)		(1)
Acquisitions of short term investments | $
Net proceeds from sale of assets | $
Decrease/(Increase) in deposits and guarantees	(32)		4
Net cash used in investing activities	(934)		(306)
Cash flow from financing activities:
Proceeds from capital increase	6,197		208
Proceeds from long term borrowings, net of financing costs	3,168
Repayment of long term borrowings	(113)		(69)
Repayment of obligations under capital leases	(140)		(120)
Increase/(decrease) in bank overdrafts and short-term borrowings	(1,718)		856
Net cash generated by (used in) financing activities	7,393		875
Net effect of exchange rate changes on cash and cash equivalents	(552)		(25)
Net increase (decrease) in cash and cash equivalents	7,362		(292)
Cash and cash equivalents at beginning of year	13,578		11,142
Cash and cash equivalents at end of period	€ 20,940		€ 10,851